Aleph Midstream - Additional information (Detail) - Aleph Midstream SA [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Proportion of ownership interest by the Group	0.27%	100.00%
Investor Contribution	$ 75,000
Consideration For Sale Of Interest	$ 37,500